LVIP SSGA Developed International 150 Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.18%
Australia–3.96%
Aurizon Holdings	2,128,509	$ 6,305,165
Computershare	560,698	6,405,208
Dexus	873,292	6,467,262
Fortescue Metals Group	430,102	6,530,413
Origin Energy	1,755,796	6,254,654
Rio Tinto	75,866	6,381,860
		38,344,562
Belgium–0.67%
Ageas	107,957	6,527,557
		6,527,557
Canada–3.31%
Canadian Tire Class A	45,400	6,442,414
Kinross Gold	956,000	6,367,248
Manulife Financial	298,500	6,420,351
Pembina Pipeline	222,300	6,421,174
Power Corp of Canada	241,700	6,352,631
		32,003,818
Denmark–0.70%
AP Moller - Maersk Class B	2,925	6,794,604
		6,794,604
Finland–0.65%
Fortum	234,466	6,258,050
		6,258,050
France–3.26%
Bouygues	158,412	6,351,468
Danone	91,977	6,309,893
Gecina	44,500	6,126,537
Orange	514,364	6,336,560
Sanofi	65,473	6,468,731
		31,593,189
Germany–4.05%
Bayerische Motoren Werke	64,926	6,735,993
Daimler	74,839	6,670,919
Evonik Industries	179,519	6,349,341
Fresenius & Co.	147,761	6,581,149
Fresenius Medical Care & Co.	87,191	6,413,050
RWE	164,789	6,458,350
		39,208,802
Hong Kong–7.47%
BOC Hong Kong Holdings	1,772,500	6,190,218
CK Asset Holdings	1,027,500	6,238,407
CK Hutchison Holdings	808,014	6,438,876
Henderson Land Development	1,488,300	6,681,374
HKT Trust	4,513,000	6,432,132
Hongkong Land Holdings	1,266,200	6,217,042
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Jardine Matheson Holdings	95,100	$ 6,218,589
New World Development	1,298,000	6,711,980
Power Assets Holdings	1,088,000	6,423,792
Sino Land	1,732,557	2,411,375
Sun Hung Kai Properties	436,000	6,606,655
WH Group	7,080,000	5,737,513
		72,307,953
Ireland–0.63%
DCC	69,904	6,142,642
		6,142,642
Italy–0.69%
Telecom Italia	12,401,120	6,707,136
		6,707,136
Japan–43.22%
AGC	156,700	6,552,459
Aisin Seiki	174,100	6,603,929
Asahi Kasei	536,600	6,176,534
Astellas Pharma	408,100	6,273,075
Brother Industries	284,500	6,292,531
Canon	289,844	6,550,775
Chiba Bank	948,200	6,208,580
Chubu Electric Power	485,800	6,252,111
Dai Nippon Printing	293,100	6,138,622
Daiwa Securities Group	1,211,500	6,259,645
Eisai	95,400	6,392,166
ENEOS Holdings	1,398,200	6,334,045
Fuji Electric	5,900	245,645
FUJIFILM Holdings	107,100	6,355,874
Fujitsu	42,900	6,199,142
Hitachi	132,926	6,007,331
Honda Motor	212,700	6,375,717
Isuzu Motors	582,000	6,249,700
ITOCHU	200,617	6,499,103
†Japan Post Holdings	665,700	5,932,230
Japan Tobacco	331,246	6,357,171
Kajima	438,000	6,214,477
Kansai Electric Power	571,700	6,185,564
KDDI	200,100	6,135,376
Kyocera	97,100	6,160,555
MEIJI Holdings	97,000	6,237,435
Mitsubishi	219,300	6,199,223
Mitsubishi Electric	412,400	6,281,441
Mitsubishi Gas Chemical	254,700	6,242,997
Mitsubishi Heavy Industries	201,400	6,273,458
Mitsubishi UFJ Financial Group	1,141,900	6,102,165
Mitsui & Co.	298,400	6,203,809
Mitsui Chemicals	194,200	6,129,862
Mizuho Financial Group	426,730	6,162,486
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NEC	106,900	$ 6,294,766
NGK Insulators	343,800	6,284,499
Nippon Express	83,700	6,228,837
Nippon Telegraph & Telephone	236,900	6,080,558
Nomura Holdings	1,004,800	5,276,051
Obayashi	681,400	6,246,295
Oji Holdings	958,800	6,200,052
ORIX	365,900	6,172,962
Otsuka	140,600	6,577,629
Otsuka Holdings	151,400	6,408,777
Resona Holdings	1,509,834	6,337,962
Santen Pharmaceutical	388,600	5,345,115
Sekisui Chemical	327,200	6,279,521
Sekisui House	301,600	6,466,457
Seven & i Holdings	159,900	6,445,100
Shimizu	765,300	6,192,900
Shionogi & Co.	117,900	6,337,691
Subaru	327,700	6,522,924
Sumitomo	435,200	6,198,333
Sumitomo Chemical	1,226,100	6,345,047
Sumitomo Mitsui Financial Group	171,000	6,188,277
Sumitomo Mitsui Trust Holdings	179,400	6,252,469
T&D Holdings	491,700	6,332,483
Taisei	162,400	6,262,795
Takeda Pharmaceutical	165,200	5,945,559
TIS	240,800	5,743,534
Toppan Printing	364,900	6,162,682
Toshiba	180,900	6,110,327
Tosoh	326,100	6,237,795
Toyota Industries	71,200	6,340,321
Toyota Motor	85,000	6,614,224
Toyota Tsusho	151,500	6,355,543
Trend Micro	126,200	6,314,274
Yamaha Motor	264,500	6,476,040
		418,363,032
Netherlands–2.62%
†ABN AMRO Bank	519,094	6,306,562
Koninklijke Ahold Delhaize	231,731	6,454,085
NN Group	131,170	6,412,884
Royal Dutch Shell Class A	315,980	6,158,651
		25,332,182
Norway–1.40%
Norsk Hydro	1,088,918	6,971,601
Yara International	125,784	6,541,300
		13,512,901
Singapore–2.67%
CapitaLand	2,300,200	6,429,343
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Telecommunications	3,600,700	$ 6,531,154
United Overseas Bank	335,400	6,440,218
Wilmar International	1,601,058	6,450,888
		25,851,603
Spain–4.79%
ACS Actividades de Construccion y Servicios	203,965	6,759,503
Banco Bilbao Vizcaya Argentaria	1,220,078	6,332,657
CaixaBank	2,059,234	6,372,825
Enagas	376,638	8,179,976
Red Electrica	370,193	6,555,293
Repsol	501,613	6,211,831
Telefonica	1,339,556	5,996,115
		46,408,200
Sweden–2.58%
Electrolux Class B	211,460	5,864,305
Securitas Class B	376,366	6,399,573
Tele2 Class B	472,578	6,374,307
Telefonaktiebolaget LM Ericsson Class B	476,709	6,307,212
		24,945,397
Switzerland–3.21%
Adecco Group	93,562	6,299,832
†LafargeHolcim	110,005	6,464,241
Novartis	73,610	6,290,514
Swiss Prime Site	63,666	5,870,488
UBS Group	397,699	6,158,097
		31,083,172
United Kingdom–11.30%
Aegon	1,364,786	6,481,962
Aviva	1,160,207	6,528,997
BAE Systems	924,870	6,438,876
Berkeley Group Holdings	105,102	6,431,824
British American Tobacco	162,225	6,203,864
GlaxoSmithKline	359,856	6,389,732
Imperial Brands	309,156	6,358,937
J Sainsbury	1,905,782	6,371,226
M&G	2,275,308	6,505,594
†Persimmon	156,992	6,363,014
Phoenix Group Holdings	641,786	6,495,949
Rio Tinto	85,272	6,524,353
Sage Group	768,777	6,494,671
Smiths Group	313,453	6,643,938
Tesco	2,018,963	6,369,675
Vodafone Group	3,452,379	6,276,759

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Wm Morrison Supermarkets	2,579,317	$ 6,487,638
		109,367,009
Total Common Stock (Cost $878,904,168)		940,751,809
PREFERRED STOCKS–1.40%
Germany–1.40%
Porsche Automobil Holding	63,324	6,714,595
Volkswagen 2.67%	24,502	6,855,812
Total Preferred Stocks (Cost $7,716,298)		13,570,407

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	198,114	$ 198,114
Total Money Market Fund (Cost $198,114)		198,114

TOTAL INVESTMENTS–98.60% (Cost $886,818,580)	954,520,330
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.40%	13,508,520
NET ASSETS APPLICABLE TO 113,574,220 SHARES OUTSTANDING–100.00%	$968,028,850

Δ Securities have been classified by country of origin.
† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
144	E-mini MSCI EAFE Index	$15,782,400	$15,795,210	6/18/21	$—	$(12,810)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$38,344,562	$—	$—	$38,344,562
Belgium	6,527,557	—	—	6,527,557
Canada	32,003,818	—	—	32,003,818
Denmark	6,794,604	—	—	6,794,604
Finland	6,258,050	—	—	6,258,050
France	31,593,189	—	—	31,593,189
Germany	39,208,802	—	—	39,208,802
Hong Kong	72,307,953	—	—	72,307,953
Ireland	6,142,642	—	—	6,142,642
Italy	6,707,136	—	—	6,707,136
Japan	418,363,032	—	—	418,363,032
Netherlands	25,332,182	—	—	25,332,182
Norway	13,512,901	—	—	13,512,901
Singapore	25,851,603	—	—	25,851,603
Spain	46,408,200	—	—	46,408,200
Sweden	24,945,397	—	—	24,945,397
Switzerland	31,083,172	—	—	31,083,172
United Kingdom	109,367,009	—	—	109,367,009
Preferred Stocks	13,570,407	—	—	13,570,407
Money Market Fund	198,114	—	—	198,114
Total Investments	$954,520,330	$—	$—	$954,520,330
Derivatives:

Liabilities:
Futures Contract	$(12,810)	$—	$—	$(12,810)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Developed International 150 Fund–5